DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF

August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Communication Services - 7.0%
Capcom Co. Ltd.	900	$25,150
Dip Corp.	200	6,372
GungHo Online Entertainment, Inc.	240	4,682
Hakuhodo DY Holdings, Inc.	1,300	20,483
Kakaku.com, Inc.	600	18,733
KDDI Corp.	8,200	251,538
Koei Tecmo Holdings Co. Ltd.	360	15,418
Konami Holdings Corp.	400	25,414
Mixi, Inc.	400	9,208
Nexon Co. Ltd.	2,300	42,081
Nintendo Co. Ltd.	451	217,167
Nippon Telegraph & Telephone Corp.	10,400	277,939
SoftBank Group Corp.	3,800	213,798
Square Enix Holdings Co. Ltd.	400	23,339
Toei Animation Co. Ltd.	100	15,210
Toho Co. Ltd.	400	17,331
Z Holdings Corp.	13,600	88,760

(Cost $1,353,888)		1,272,623

Consumer Discretionary - 15.0%
ABC-Mart, Inc.	170	9,114
Aisin Corp.	600	22,966
Bandai Namco Holdings, Inc.	800	55,642
Bic Camera, Inc.(a)	600	5,849
Bridgestone Corp.	2,800	129,066
Casio Computer Co. Ltd.	900	13,919
Denso Corp.	2,300	161,415
Fast Retailing Co. Ltd.	132	87,135
Food & Life Cos. Ltd.	600	25,833
Goldwin, Inc.	251	15,376
Haseko Corp.	1,200	16,647
Hikari Tsushin, Inc.	137	24,030
Honda Motor Co. Ltd.	8,200	249,448
Iida Group Holdings Co. Ltd.	800	20,360
Isuzu Motors Ltd.	2,500	31,677
Izumi Co. Ltd.	200	6,526
Kohnan Shoji Co. Ltd.	200	6,608
Koito Manufacturing Co. Ltd.	600	36,756
KOMEDA Holdings Co. Ltd.	200	3,676
K’s Holdings Corp.	800	8,775
Marui Group Co. Ltd.	900	16,073
McDonald’s Holdings Co. Japan Ltd.	500	23,894
NGK Spark Plug Co. Ltd.	800	12,321
Nifco, Inc.	500	15,816
Nitori Holdings Co. Ltd.	362	67,813
Nojima Corp.	100	2,466
Open House Co. Ltd.	400	19,516
Oriental Land Co. Ltd.	1,013	153,619
PALTAC Corp.	200	8,720
Pan Pacific International Holdings Corp.	1,900	36,267
Panasonic Corp.	10,900	130,173
Pressance Corp.	200	3,144
Rinnai Corp.	264	28,428
Ryohin Keikaku Co. Ltd.	1,200	25,756
Sekisui Chemical Co. Ltd.	2,000	34,298
Sekisui House Ltd.	3,500	69,866
Seria Co. Ltd.	300	10,978
Shimano, Inc.	430	126,425
Sony Group Corp.	2,700	279,192
Stanley Electric Co. Ltd.	700	17,510
Subaru Corp.	2,700	50,050
Sumitomo Electric Industries Ltd.	3,700	49,525
Sumitomo Forestry Co. Ltd.	800	15,671
Sumitomo Rubber Industries Ltd.	900	10,806
Suzuki Motor Corp.	2,000	86,583
T-Gaia Corp.	100	1,791
Token Corp.	100	9,539
Toyo Tire Corp.	400	7,122
Toyoda Gosei Co. Ltd.	500	10,650
Toyota Boshoku Corp.	300	5,655
Toyota Industries Corp.	800	67,650
Toyota Motor Corp.	3,046	265,950
TS Tech Co. Ltd.	500	6,786
USS Co. Ltd.	1,100	18,233
Workman Co. Ltd.	200	12,816
Yamaha Corp.	500	29,538
Yamaha Motor Co. Ltd.	1,400	35,682
Yokohama Rubber Co. Ltd.	600	10,251
Zensho Holdings Co. Ltd.	300	7,441
ZOZO, Inc.	400	15,274

(Cost $2,697,306)		2,730,106

Consumer Staples - 8.5%
Ain Holdings, Inc.	200	13,526
Ajinomoto Co., Inc.	2,500	73,821
Ariake Japan Co. Ltd.	100	5,671
Asahi Group Holdings Ltd.	2,500	116,375
Calbee, Inc.	600	14,888
Cosmos Pharmaceutical Corp.	74	13,121
Create SD Holdings Co. Ltd.	200	7,073
Fancl Corp.	500	16,953
Ito En Ltd.	400	25,341
Japan Tobacco, Inc.	5,500	106,761
Kagome Co. Ltd.	400	10,654
Kao Corp.	2,300	139,139
Kewpie Corp.	400	9,867
Kikkoman Corp.	600	45,112
Kirin Holdings Co. Ltd.	3,600	65,341
Kobayashi Pharmaceutical Co. Ltd.	340	26,647
Kobe Bussan Co. Ltd.	700	27,271
Kose Corp.	262	31,719

Kusuri no Aoki Holdings Co. Ltd.	100	7,036
Lawson, Inc.(a)	400	19,297
Life Corp.	100	3,960
Lion Corp.	1,200	20,459
Matsumotokiyoshi Holdings Co. Ltd.	500	23,211
MEIJI Holdings Co. Ltd.	700	43,073
Morinaga & Co. Ltd.	300	10,541
Morinaga Milk Industry Co. Ltd.	300	18,951
NH Foods Ltd.	600	23,293
Nichirei Corp.	400	10,209
Nippon Suisan Kaisha Ltd.	1,100	6,068
Nissin Foods Holdings Co. Ltd.	364	28,362
Pigeon Corp.	400	11,597
Pola Orbis Holdings, Inc.	600	13,130
Prima Meat Packers Ltd.	200	5,434
Rohto Pharmaceutical Co. Ltd.	300	9,448
Seven & i Holdings Co. Ltd.	3,700	162,166
Shiseido Co. Ltd.	1,800	119,492
Sugi Holdings Co. Ltd.	300	23,211
Sundrug Co. Ltd.	600	19,962
Suntory Beverage & Food Ltd.	500	20,048
Toyo Suisan Kaisha Ltd.	400	16,585
Tsuruha Holdings, Inc.	284	35,804
Unicharm Corp.	1,900	84,813
Welcia Holdings Co. Ltd.	300	10,609
Yakult Honsha Co. Ltd.	600	34,626
Yaoko Co. Ltd.	200	13,017

(Cost $1,598,669)		1,543,682

Energy - 0.8%
Cosmo Energy Holdings Co. Ltd.	400	7,966
ENEOS Holdings, Inc.	15,500	60,118
Idemitsu Kosan Co. Ltd.	1,100	26,414
Inpex Corp.	5,700	39,328
Iwatani Corp.	300	16,603

(Cost $245,304)		150,429

Financials - 9.7%
Acom Co. Ltd.	1,900	7,350
AEON Financial Service Co. Ltd.	600	7,073
Aozora Bank Ltd.	400	9,397
Chiba Bank Ltd.	3,100	19,386
Concordia Financial Group Ltd.	6,100	23,709
Dai-ichi Life Holdings, Inc.	4,800	94,790
Daiwa Securities Group, Inc.	7,300	41,364
Financial Products Group Co. Ltd.	300	1,860
Fukuoka Financial Group, Inc.	800	14,804
Fuyo General Lease Co. Ltd.	100	6,918
JAFCO Group Co. Ltd.	200	12,106
Japan Exchange Group, Inc.	2,800	66,750
Mebuki Financial Group, Inc.	5,000	11,196
Mitsubishi HC Capital, Inc.	3,700	19,837
Mitsubishi UFJ Financial Group, Inc.	49,600	268,362
Mizuho Financial Group, Inc.	13,500	189,610
Mizuho Leasing Co. Ltd.	200	6,399
MS&AD Insurance Group Holdings, Inc.	2,500	80,899
Nomura Holdings, Inc.	15,500	75,285
Orient Corp.	3,400	4,642
ORIX Corp.	6,000	112,043
Resona Holdings, Inc.	11,800	45,724
SBI Holdings, Inc.	1,300	31,595
Seven Bank Ltd.	3,100	7,083
Shinsei Bank Ltd.	800	9,940
Sompo Holdings, Inc.	1,700	74,710
Sumitomo Mitsui Financial Group, Inc.	6,800	235,270
Sumitomo Mitsui Trust Holdings, Inc.	1,800	58,951
T&D Holdings, Inc.	2,800	34,025
Tokio Marine Holdings, Inc.	3,400	166,410
Tokyo Century Corp.	300	17,176
Zenkoku Hosho Co. Ltd.	400	19,079

(Cost $2,016,089)		1,773,743

Health Care - 11.4%
Alfresa Holdings Corp.	1,100	17,432
Asahi Intecc Co. Ltd.	1,100	33,343
Astellas Pharma, Inc.	8,900	150,440
Chugai Pharmaceutical Co. Ltd.	3,200	125,483
Daiichi Sankyo Co. Ltd.	8,199	195,124
Eisai Co. Ltd.	1,100	90,976
Hoya Corp.	2,000	323,685
Japan Lifeline Co. Ltd.	300	3,613
JCR Pharmaceuticals Co. Ltd.	400	10,559
Kaken Pharmaceutical Co. Ltd.	200	9,048
Kyowa Kirin Co. Ltd.	1,200	39,268
M3, Inc.	1,750	117,893
Medipal Holdings Corp.	1,100	21,057
Nihon Kohden Corp.	600	20,180
Nippon Shinyaku Co. Ltd.	300	24,386
Olympus Corp.	5,300	111,514
Ono Pharmaceutical Co. Ltd.	2,400	57,761
Otsuka Holdings Co. Ltd.	2,100	89,478
PeptiDream, Inc.*	300	10,595
Santen Pharmaceutical Co. Ltd.	1,800	26,871
Sawai Group Holdings Co. Ltd.	200	9,057
Shionogi & Co. Ltd.	1,300	82,265
Ship Healthcare Holdings, Inc.	500	12,734
Sumitomo Dainippon Pharma Co. Ltd.	700	12,565
Sysmex Corp.	700	79,774
Takeda Pharmaceutical Co. Ltd.	8,100	271,253
Terumo Corp.	3,100	129,717
Towa Pharmaceutical Co. Ltd.	200	5,374

(Cost $2,098,110)		2,081,445

Industrials - 23.9%
Aeon Delight Co. Ltd.	200	6,481
AGC, Inc.	900	43,583

Aica Kogyo Co. Ltd.	300	10,076
Amada Co. Ltd.	1,200	12,190
BayCurrent Consulting, Inc.	50	24,895
Benefit One, Inc.	500	20,094
Central Japan Railway Co.	806	118,303
COMSYS Holdings Corp.	300	8,078
Daifuku Co. Ltd.	534	47,246
Daikin Industries Ltd.	1,282	319,800
DMG Mori Co. Ltd.	600	10,737
Ebara Corp.	400	19,953
en Japan, Inc.	200	6,781
FANUC Corp.	899	196,314
Fuji Corp.	600	15,582
Fuji Electric Co. Ltd.	500	21,687
Hankyu Hanshin Holdings, Inc.	1,400	41,990
Hazama Ando Corp.	700	5,231
Hino Motors Ltd.	1,200	10,410
Hitachi Construction Machinery Co. Ltd.	300	8,615
Hitachi Ltd.	4,800	265,866
Hitachi Transport System Ltd.	300	12,575
Hoshizaki Corp.	300	28,209
IHI Corp.*	700	15,585
IR Japan Holdings Ltd.	50	5,989
ITOCHU Corp.	7,200	216,996
Japan Elevator Service Holdings Co. Ltd.	400	10,562
Japan Steel Works Ltd.	300	7,105
Kajima Corp.	2,400	31,087
Kanamoto Co. Ltd.	300	6,868
Kandenko Co. Ltd.	400	3,444
Kanematsu Corp.	600	7,733
Kintetsu World Express, Inc.	300	7,299
Komatsu Ltd.	4,700	113,906
Kubota Corp.	4,800	99,377
Kumagai Gumi Co. Ltd.	100	2,448
Kyowa Exeo Corp.	600	15,085
Kyudenko Corp.	300	10,800
Kyushu Railway Co.	600	13,605
Maeda Corp.	800	5,906
Makita Corp.	1,400	80,539
Marubeni Corp.	9,600	76,513
Maruwa Unyu Kikan Co. Ltd.	300	3,979
Meitec Corp.	200	11,688
MINEBEA MITSUMI, Inc.	1,600	41,260
Mirait Holdings Corp.	300	5,983
MISUMI Group, Inc.	1,300	51,652
Mitsubishi Corp.	6,000	180,830
Mitsubishi Electric Corp.	10,400	142,520
Mitsubishi Heavy Industries Ltd.	1,400	37,071
Mitsui & Co. Ltd.	8,200	181,302
Mitsui OSK Lines Ltd.	500	38,686
Miura Co. Ltd.	600	26,980
MonotaRO Co. Ltd.	1,300	28,790
Nabtesco Corp.	400	15,875
NGK Insulators Ltd.	1,100	18,273
Nichias Corp.	300	7,971
Nidec Corp.	2,298	263,979
Nihon M&A Center, Inc.	1,400	41,926
Nippo Corp.	300	8,834
Nippon Express Co. Ltd.	300	20,453
Nippon Steel Trading Corp.	100	4,578
Nippon Yusen KK	800	64,591
Nishimatsu Construction Co. Ltd.	300	9,476
NSK Ltd.	1,800	12,649
Obayashi Corp.	2,900	23,916
OSG Corp.	600	10,797
Outsourcing, Inc.	400	6,845
Penta-Ocean Construction Co. Ltd.	1,200	7,635
Persol Holdings Co. Ltd.	900	21,070
Pilot Corp.	200	7,719
Recruit Holdings Co. Ltd.	5,400	319,497
Sankyu, Inc.	400	18,678
Sanwa Holdings Corp.	1,000	13,308
Secom Co. Ltd.	959	72,846
Senko Group Holdings Co. Ltd.	300	2,643
SG Holdings Co. Ltd.	1,700	46,299
Shimizu Corp.	3,100	22,292
SMC Corp.	307	197,038
SMS Co. Ltd.	500	17,727
Sohgo Security Services Co. Ltd.	400	18,150
Sojitz Corp.	5,600	16,465
Sumitomo Corp.	6,300	89,144
Sumitomo Heavy Industries Ltd.	400	10,486
Sumitomo Mitsui Construction Co. Ltd.	900	3,916
Taisei Corp.	1,000	31,358
Takeuchi Manufacturing Co. Ltd.	200	4,832
TechnoPro Holdings, Inc.	400	10,745
Toda Corp.	1,300	9,514
TOKAI Holdings Corp.	300	2,504
Tokyu Construction Co. Ltd.	600	4,102
TOTO Ltd.	600	32,714
Toyota Tsusho Corp.	1,000	44,284
UT Group Co. Ltd.	100	2,749
Yamato Holdings Co. Ltd.	1,300	33,133
Yaskawa Electric Corp.	1,100	53,869

(Cost $4,297,811)		4,361,164

Information Technology - 13.4%
Advantest Corp.	750	64,992
Anritsu Corp.	500	8,693
Azbil Corp.	500	21,732
Bell System24 Holdings, Inc.	200	2,906
Brother Industries Ltd.	1,300	26,719
Daiwabo Holdings Co. Ltd.	300	5,713

Digital Garage, Inc.	200	9,157
Disco Corp.	114	33,258
Elecom Co. Ltd.	400	6,488
FUJIFILM Holdings Corp.	1,700	140,320
Fujitsu Ltd.	925	170,922
GMO Payment Gateway, Inc.	200	26,343
Hamamatsu Photonics KK	650	37,985
Horiba Ltd.	300	21,491
Infocom Corp.	100	2,249
Information Services International-Dentsu Ltd.	200	7,819
Itochu Techno-Solutions Corp.	500	15,497
Japan Material Co. Ltd.	500	5,730
Justsystems Corp.	200	11,833
Keyence Corp.	527	317,227
Kyocera Corp.	1,600	99,705
Lasertec Corp.	450	98,594
MCJ Co. Ltd.	200	2,234
Murata Manufacturing Co. Ltd.	3,000	249,017
NEC Corp.	1,300	68,396
NEC Networks & System Integration Corp.	300	5,732
Nihon Unisys Ltd.	400	10,905
Nomura Research Institute Ltd.	1,500	56,458
NS Solutions Corp.	200	6,790
NTT Data Corp.	2,700	48,686
Obic Co. Ltd.	339	64,646
Omron Corp.	800	75,587
Optorun Co. Ltd.	200	4,123
Oracle Corp.	269	22,135
Otsuka Corp.	500	25,942
Rakus Co. Ltd.	400	14,163
Renesas Electronics Corp.*	5,600	60,608
SCREEN Holdings Co. Ltd.	200	17,186
SCSK Corp.	300	18,979
Seiko Epson Corp.	1,200	22,392
Shimadzu Corp.	1,400	62,889
SUMCO Corp.	1,400	29,603
Systena Corp.	300	6,109
Taiyo Yuden Co. Ltd.	600	34,080
TDK Corp.	509	53,606
TIS, Inc.	900	25,478
Tokyo Electron Ltd.	614	264,021
Tokyo Seimitsu Co. Ltd.	200	8,775
Trend Micro, Inc.	400	21,955
Ulvac, Inc.	200	10,814
Wacom Co. Ltd.	700	4,569
Yokogawa Electric Corp.	900	14,115

(Cost $2,142,089)		2,445,366

Materials - 5.6%
Air Water, Inc.	900	14,533
Asahi Holdings, Inc.	400	8,108
Asahi Kasei Corp.	6,700	69,281
Daicel Corp.	1,200	9,678
Daio Paper Corp.	300	5,631
Denka Co. Ltd.	500	17,568
DIC Corp.	600	17,286
FP Corp.	200	7,673
Kansai Paint Co. Ltd.	1,100	28,546
Kuraray Co. Ltd.	1,600	15,074
Mitsubishi Chemical Holdings Corp.	6,700	58,901
Mitsubishi Gas Chemical Co., Inc.	900	16,999
Mitsui Chemicals, Inc.	800	27,672
Mitsui Mining & Smelting Co. Ltd.	400	12,161
Nippon Paint Holdings Co. Ltd.	3,900	48,599
Nippon Sanso Holdings Corp.	900	21,873
Nissan Chemical Corp.	400	22,465
Nitto Denko Corp.	500	38,048
NOF Corp.	500	27,717
Oji Holdings Corp.	4,600	24,118
Rengo Co. Ltd.	1,000	8,165
Shin-Etsu Chemical Co. Ltd.	1,581	261,989
Showa Denko KK	500	11,137
Sumitomo Chemical Co. Ltd.	8,000	40,633
Sumitomo Metal Mining Co. Ltd.	1,400	53,828
Taiheiyo Cement Corp.	500	11,478
Teijin Ltd.	800	11,527
Tokai Carbon Co. Ltd.	1,000	13,290
Tokuyama Corp.	300	6,008
Toray Industries, Inc.	7,100	47,941
Tosoh Corp.	1,700	30,918
Ube Industries Ltd.(a)	600	12,119
Zeon Corp.	800	10,632

(Cost $1,097,706)		1,011,596

Real Estate - 2.9%
Aeon Mall Co. Ltd.	500	7,637
Daito Trust Construction Co. Ltd.	400	43,983
Daiwa House Industry Co. Ltd.	2,900	88,589
Hulic Co. Ltd.	2,000	23,484
Ichigo, Inc.	1,200	3,714
Katitas Co. Ltd.	300	9,994
Mitsubishi Estate Co. Ltd.	6,600	103,392
Mitsui Fudosan Co. Ltd.	4,700	107,981
Nomura Real Estate Holdings, Inc.	600	15,374
Relo Group, Inc.	500	11,223
SAMTY Co. Ltd.	200	4,211
Starts Corp., Inc.	100	2,601
Sumitomo Realty & Development Co. Ltd.	2,300	74,364
Tokyo Tatemono Co. Ltd.	900	13,804
Tokyu Fudosan Holdings Corp.	2,400	13,916

(Cost $547,936)		524,267

Utilities - 1.2%
Chubu Electric Power Co., Inc.	3,100	37,501

Chugoku Electric Power Co., Inc.	1,300	12,141
Electric Power Development Co. Ltd.	800	11,972
eRex Co. Ltd.	200	4,144
Hokkaido Electric Power Co., Inc.	800	3,750
Kansai Electric Power Co., Inc.	3,900	39,227
Kyushu Electric Power Co., Inc.	2,200	16,821
Osaka Gas Co. Ltd.	1,800	33,801
RENOVA, Inc.*	200	7,546
Tohoku Electric Power Co., Inc.	2,400	18,394
Tokyo Gas Co. Ltd.	2,000	38,522

(Cost $286,247)		223,819

TOTAL COMMON STOCKS (Cost $18,381,155)		18,118,240

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
(Cost $31,434)	31,434	31,434

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
(Cost $21,421)	21,421	21,421

TOTAL INVESTMENTS - 99.7% (Cost $18,434,010)		$18,171,095
Other assets and liabilities, net - 0.3%		63,215

NET ASSETS - 100.0%		$18,234,310

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
77,510	—	(46,076)(d)	—	—	5	—	31,434	31,434
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
15,458	233,914	(227,951)	—	—	4	—	21,421	21,421

92,968	233,914	(274,027)	—	—	9	—	52,855	52,855

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $29,941, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
JPX-Nikkei 400 Index Futures	JPY	8	$128,745	$128,891	9/09/2021	$146

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2021.

Currency Abbreviations

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$18,118,240	$—	$—	$18,118,240
Short-Term Investments(f)	52,855	—	—	52,855
Derivatives(g)
Futures Contracts	146	—	—	146

TOTAL	$18,171,241	$—	$—	$18,171,241

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.